Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 98.5%
Consumer, Non-cyclical - 21.0%
Tyson Foods, Inc. — Class A	11,305	$ 892,417
Centene Corp.*,1	14,157	882,123
Anthem, Inc.[1]	2,365	881,672
Zimmer Biomet Holdings, Inc.[1]	6,021	881,234
United Rentals, Inc.*	2,478	869,605
Sysco Corp.	11,045	867,032
General Mills, Inc.[1]	14,472	865,715
Conagra Brands, Inc.[1]	25,555	865,548
Merck & Company, Inc.	11,513	864,741
Kellogg Co.[1]	13,478	861,514
Molson Coors Beverage Co. — Class B	18,556	860,627
Lamb Weston Holdings, Inc.	13,979	857,891
Kraft Heinz Co.[1]	23,276	857,022
CVS Health Corp.[1]	10,092	856,407
Teleflex, Inc.	2,271	855,145
AbbVie, Inc.[1]	7,926	854,978
FleetCor Technologies, Inc.*,1	3,243	847,299
Archer-Daniels-Midland Co.[1]	14,119	847,281
Thermo Fisher Scientific, Inc.	1,478	844,426
Church & Dwight Company, Inc.[1]	10,224	844,196
Automatic Data Processing, Inc.[1]	4,210	841,663
Dexcom, Inc.*	1,539	841,618
Amgen, Inc.[1]	3,956	841,243
Baxter International, Inc.[1]	10,450	840,493
Henry Schein, Inc.*	11,016	838,979
J M Smucker Co.	6,985	838,410
Constellation Brands, Inc. — Class A1	3,953	832,858
Gilead Sciences, Inc.[1]	11,911	831,983
McKesson Corp.	4,171	831,614
Quanta Services, Inc.	7,302	831,114
Viatris, Inc.[1]	61,277	830,303
Colgate-Palmolive Co.[1]	10,976	829,566
Cigna Corp.[1]	4,131	826,861
Robert Half International, Inc.	8,238	826,519
Boston Scientific Corp.*,1	19,020	825,278
Clorox Co.[1]	4,983	825,235
Verisk Analytics, Inc. — Class A1	4,114	823,911
STERIS plc	4,032	823,657
AmerisourceBergen Corp. — Class A1	6,886	822,533
Intuitive Surgical, Inc.*,1	826	821,168
Procter & Gamble Co.[1]	5,867	820,206
Corteva, Inc.[1]	19,475	819,508
Hormel Foods Corp.[1]	19,986	819,426
Campbell Soup Co.[1]	19,597	819,351
Gartner, Inc.*,1	2,696	819,260
Organon & Co.	24,959	818,406
Humana, Inc.[1]	2,103	818,382
PepsiCo, Inc.	5,439	818,080
Johnson & Johnson[1]	5,064	817,836
UnitedHealth Group, Inc.	2,093	817,819
Incyte Corp.*,1	11,890	817,794
Hershey Co.[1]	4,830	817,477
Catalent, Inc.*	6,143	817,449
Kimberly-Clark Corp.[1]	6,170	817,155

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Consumer, Non-cyclical - 21.0% (continued)
Mondelez International, Inc. — Class A	14,040	$ 816,847
IHS Markit Ltd.	6,999	816,223
Nielsen Holdings plc[1]	42,515	815,863
Eli Lilly & Co.[1]	3,530	815,606
Stryker Corp.	3,088	814,367
Vertex Pharmaceuticals, Inc.*	4,484	813,353
MarketAxess Holdings, Inc.[1]	1,928	811,090
Medtronic plc[1]	6,448	808,257
Dentsply Sirona, Inc.[1]	13,888	806,198
Becton Dickinson and Co.[1]	3,273	804,569
Kroger Co.[1]	19,818	801,242
McCormick & Company, Inc.[1]	9,885	800,981
Global Payments, Inc.[1]	5,083	800,979
HCA Healthcare, Inc.[1]	3,294	799,520
DaVita, Inc.*,1	6,872	798,939
Biogen, Inc.*,1	2,820	798,032
S&P Global, Inc.	1,878	797,943
Coca-Cola Co.[1]	15,206	797,859
Pfizer, Inc.[1]	18,548	797,749
Cintas Corp.[1]	2,095	797,483
Universal Health Services, Inc. — Class B	5,735	793,552
Quest Diagnostics, Inc.	5,458	793,102
Zoetis, Inc.	4,085	793,062
Bio-Techne Corp.	1,636	792,757
Bristol-Myers Squibb Co.[1]	13,395	792,582
Brown-Forman Corp. — Class B1	11,818	791,924
Edwards Lifesciences Corp.*	6,995	791,904
Cardinal Health, Inc.[1]	16,009	791,805
Charles River Laboratories International, Inc.*	1,917	791,088
Laboratory Corporation of America Holdings*,1	2,810	790,846
Regeneron Pharmaceuticals, Inc.*	1,300	786,734
Equifax, Inc.[1]	3,099	785,349
Moody's Corp.[1]	2,210	784,793
PerkinElmer, Inc.	4,521	783,444
Monster Beverage Corp.*	8,816	783,125
West Pharmaceutical Services, Inc.	1,842	782,003
Avery Dennison Corp.[1]	3,769	780,974
Align Technology, Inc.*,1	1,173	780,549
Hologic, Inc.*,1	10,572	780,319
Danaher Corp.[1]	2,562	779,975
IQVIA Holdings, Inc.*	3,246	777,547
Abbott Laboratories[1]	6,565	775,523
Cooper Companies, Inc.[1]	1,873	774,130
Philip Morris International, Inc.	8,165	773,961
PayPal Holdings, Inc.*,1	2,974	773,864
IDEXX Laboratories, Inc.*,1	1,241	771,778
Bio-Rad Laboratories, Inc. — Class A*	1,031	769,075
Rollins, Inc.	21,710	767,014
ABIOMED, Inc.*,1	2,341	762,042
Altria Group, Inc.[1]	16,712	760,730
Estee Lauder Companies, Inc. — Class A1	2,519	755,524
ResMed, Inc.	2,861	754,017
Illumina, Inc.*,1	1,845	748,350

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Consumer, Non-cyclical - 21.0% (continued)
Moderna, Inc.*	1,882	$ 724,307
Total Consumer, Non-cyclical		87,890,877
Financial - 18.7%
Ameriprise Financial, Inc.[1]	3,579	945,286
Comerica, Inc.[1]	11,616	935,088
M&T Bank Corp.[1]	6,228	930,089
Fifth Third Bancorp[1]	21,873	928,290
Citizens Financial Group, Inc.	19,734	927,103
SVB Financial Group*	1,429	924,392
Regions Financial Corp.	43,365	924,108
People's United Financial, Inc.	52,885	923,901
KeyCorp[1]	42,558	920,104
Zions Bancorp North America[1]	14,737	912,073
U.S. Bancorp	15,250	906,460
Truist Financial Corp.	15,319	898,459
American Express Co.[1]	5,327	892,432
Bank of America Corp.[1]	20,999	891,408
Lincoln National Corp.[1]	12,922	888,387
Wells Fargo & Co.	19,076	885,317
Vornado Realty Trust REIT	20,999	882,168
Capital One Financial Corp.[1]	5,436	880,469
JPMorgan Chase & Co.[1]	5,374	879,670
Synchrony Financial	17,870	873,486
Arthur J Gallagher & Co.[1]	5,869	872,427
Weyerhaeuser Co. REIT	24,363	866,592
CME Group, Inc. — Class A1	4,469	864,215
Host Hotels & Resorts, Inc. REIT*,1	52,885	863,612
PNC Financial Services Group, Inc.	4,412	863,164
W R Berkley Corp.	11,789	862,719
Raymond James Financial, Inc.	9,345	862,357
Charles Schwab Corp.	11,837	862,207
Discover Financial Services[1]	7,018	862,161
Hartford Financial Services Group, Inc.[1]	12,266	861,686
Regency Centers Corp. REIT	12,766	859,535
Simon Property Group, Inc. REIT	6,612	859,362
MetLife, Inc.	13,915	858,973
Prudential Financial, Inc.	8,151	857,485
Citigroup, Inc.[1]	12,155	853,038
American International Group, Inc.[1]	15,533	852,606
Loews Corp.[1]	15,809	852,579
Huntington Bancshares, Inc.[1]	55,090	851,691
CBRE Group, Inc. — Class A*,1	8,726	849,563
UDR, Inc. REIT	16,031	849,322
Boston Properties, Inc. REIT[1]	7,822	847,514
Federal Realty Investment Trust REIT[1]	7,181	847,286
Mastercard, Inc. — Class A	2,434	846,253
Bank of New York Mellon Corp.[1]	16,290	844,474
Equity Residential REIT[1]	10,387	840,516
Essex Property Trust, Inc. REIT[1]	2,627	839,957
Principal Financial Group, Inc.	13,035	839,454
AvalonBay Communities, Inc. REIT[1]	3,782	838,242
Visa, Inc. — Class A	3,760	837,540
Mid-America Apartment Communities, Inc. REIT	4,462	833,279
Nasdaq, Inc.	4,313	832,495

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Financial - 18.7% (continued)
Berkshire Hathaway, Inc. — Class B*,1	3,046	$ 831,375
Ventas, Inc. REIT	15,049	830,855
Willis Towers Watson plc[1]	3,574	830,812
Kimco Realty Corp. REIT[1]	40,039	830,809
Cboe Global Markets, Inc.[1]	6,704	830,358
Everest Re Group Ltd.	3,311	830,333
Invesco Ltd.[1]	34,375	828,781
Aon plc — Class A1	2,893	826,733
First Republic Bank	4,281	825,719
Cincinnati Financial Corp.[1]	7,204	822,841
Travelers Companies, Inc.	5,408	822,070
Progressive Corp.	9,081	820,832
Allstate Corp.[1]	6,428	818,349
State Street Corp.	9,657	818,141
Globe Life, Inc.	9,189	818,097
Intercontinental Exchange, Inc.[1]	7,116	817,059
Chubb Ltd.[1]	4,692	813,968
Brown & Brown, Inc.	14,638	811,677
Western Union Co.	40,096	810,741
Northern Trust Corp.	7,513	809,977
Alexandria Real Estate Equities, Inc. REIT[1]	4,234	808,990
Realty Income Corp. REIT[1]	12,450	807,507
Aflac, Inc.[1]	15,470	806,451
Welltower, Inc. REIT[1]	9,756	803,894
Franklin Resources, Inc.[1]	26,999	802,410
Healthpeak Properties, Inc. REIT[1]	23,922	800,909
Marsh & McLennan Companies, Inc.[1]	5,269	797,885
Duke Realty Corp. REIT	16,662	797,610
Assurant, Inc.[1]	5,035	794,271
Morgan Stanley	8,161	794,147
Prologis, Inc. REIT	6,328	793,721
SBA Communications Corp. REIT	2,397	792,376
Goldman Sachs Group, Inc.[1]	2,095	791,973
Equinix, Inc. REIT[1]	1,002	791,710
Digital Realty Trust, Inc. REIT[1]	5,442	786,097
Iron Mountain, Inc. REIT[1]	17,984	781,405
Crown Castle International Corp. REIT[1]	4,489	778,033
Public Storage REIT	2,616	777,214
BlackRock, Inc. — Class A1	922	773,245
T. Rowe Price Group, Inc.	3,904	767,917
American Tower Corp. — Class A REIT[1]	2,877	763,585
Extra Space Storage, Inc. REIT[1]	4,521	759,483
Total Financial		78,401,354
Consumer, Cyclical - 13.8%
Ford Motor Co.*,1	66,690	944,330
Carnival Corp.*,1	37,170	929,622
AutoZone, Inc.*,1	545	925,404
Marriott International, Inc. — Class A*,1	6,234	923,193
Royal Caribbean Cruises Ltd.*	10,368	922,234
American Airlines Group, Inc.*,1	44,624	915,685
Delta Air Lines, Inc.*,1	21,484	915,433
Caesars Entertainment, Inc.*	8,116	911,264
Southwest Airlines Co.*	17,654	907,945

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Consumer, Cyclical - 13.8% (continued)
United Airlines Holdings, Inc.*	19,071	$ 907,207
General Motors Co.*,1	17,087	900,656
Dollar Tree, Inc.*,1	9,374	897,279
Live Nation Entertainment, Inc.*	9,824	895,261
Tesla, Inc.*	1,148	890,251
Alaska Air Group, Inc.*,1	15,076	883,454
Advance Auto Parts, Inc.[1]	4,227	882,978
Hilton Worldwide Holdings, Inc.*	6,637	876,814
O'Reilly Automotive, Inc.*	1,427	871,983
Genuine Parts Co.[1]	7,143	865,946
MGM Resorts International	19,996	862,827
Darden Restaurants, Inc.[1]	5,688	861,561
Aptiv plc*,1	5,774	860,153
BorgWarner, Inc.[1]	19,730	852,533
McDonald's Corp.[1]	3,535	852,324
LKQ Corp.*,1	16,682	839,438
Lowe's Companies, Inc.[1]	4,138	839,435
Bath & Body Works, Inc.	13,287	837,480
Tractor Supply Co.	4,128	836,374
Home Depot, Inc.[1]	2,547	836,078
Ralph Lauren Corp. — Class A	7,508	833,688
Dollar General Corp.[1]	3,878	822,679
Copart, Inc.*	5,904	819,003
Costco Wholesale Corp.[1]	1,818	816,918
Ross Stores, Inc.	7,496	815,940
Fastenal Co.[1]	15,782	814,509
Ulta Beauty, Inc.*	2,256	814,235
Cummins, Inc.[1]	3,624	813,806
Leggett & Platt, Inc.[1]	18,115	812,277
PulteGroup, Inc.	17,643	810,167
TJX Companies, Inc.	12,278	810,102
Chipotle Mexican Grill, Inc. — Class A*,1	445	808,796
Walmart, Inc.	5,796	807,846
Walgreens Boots Alliance, Inc.	17,100	804,555
Gap, Inc.[1]	35,441	804,511
CarMax, Inc.*,1	6,286	804,357
Best Buy Company, Inc.[1]	7,594	802,762
WW Grainger, Inc.[1]	2,036	800,270
Mohawk Industries, Inc.*	4,507	799,542
Whirlpool Corp.	3,919	798,927
VF Corp.	11,918	798,387
PACCAR, Inc.	10,114	798,197
PVH Corp.*	7,748	796,417
Yum! Brands, Inc.[1]	6,510	796,238
Lennar Corp. — Class A1	8,478	794,219
DR Horton, Inc.[1]	9,438	792,509
Target Corp.	3,458	791,087
Domino's Pizza, Inc.	1,655	789,369
NVR, Inc.*	164	786,229
Starbucks Corp.[1]	7,086	781,657
Hanesbrands, Inc.[1]	45,172	775,152
Tapestry, Inc.	20,895	773,533
Hasbro, Inc.[1]	8,627	769,701
Penn National Gaming, Inc.*	10,595	767,714
Newell Brands, Inc.	33,974	752,184
NIKE, Inc. — Class B	5,169	750,694

Shares	Value
COMMON STOCKS† - 98.5% (continued)
Consumer, Cyclical - 13.8% (continued)
Pool Corp.	1,714	$ 744,579
Las Vegas Sands Corp.*	20,211	739,723
Wynn Resorts Ltd.*,1	8,328	705,798
Norwegian Cruise Line Holdings Ltd.*	25,392	678,220
Under Armour, Inc. — Class A*	19,530	394,115
Under Armour, Inc. — Class C*	20,345	356,444
Total Consumer, Cyclical		57,992,198
Industrial - 13.0%
Boeing Co.*,1	4,021	884,379
TransDigm Group, Inc.*	1,410	880,644
Raytheon Technologies Corp.	10,188	875,760
Northrop Grumman Corp.	2,388	860,038
General Electric Co.	8,290	854,119
Howmet Aerospace, Inc.[1]	27,086	845,083
Lockheed Martin Corp.[1]	2,445	843,770
Jacobs Engineering Group, Inc.[1]	6,343	840,638
Teledyne Technologies, Inc.*	1,953	838,970
Textron, Inc.	11,986	836,743
Parker-Hannifin Corp.	2,977	832,429
CH Robinson Worldwide, Inc.[1]	9,566	832,242
Old Dominion Freight Line, Inc.	2,901	829,628
Huntington Ingalls Industries, Inc.[1]	4,267	823,787
General Dynamics Corp.[1]	4,194	822,150
Amphenol Corp. — Class A	11,221	821,714
Norfolk Southern Corp.	3,421	818,474
Waste Management, Inc.	5,475	817,746
Kansas City Southern[1]	3,020	817,333
Republic Services, Inc. — Class A	6,806	817,128
Westinghouse Air Brake Technologies Corp.[1]	9,460	815,546
J.B. Hunt Transport Services, Inc.[1]	4,866	813,693
CSX Corp.[1]	27,322	812,556
Westrock Co.	16,302	812,329
Snap-on, Inc.	3,867	808,010
Honeywell International, Inc.	3,803	807,301
IDEX Corp.	3,894	805,863
Vulcan Materials Co.	4,759	805,032
L3Harris Technologies, Inc.	3,651	804,096
AMETEK, Inc.[1]	6,483	803,957
3M Co.	4,582	803,774
Pentair plc[1]	11,049	802,489
Ball Corp.[1]	8,917	802,262
Expeditors International of Washington, Inc.[1]	6,724	801,030
Illinois Tool Works, Inc.[1]	3,865	798,625
TE Connectivity Ltd.[1]	5,816	798,071
Union Pacific Corp.	4,070	797,761
Sealed Air Corp.	14,560	797,742
Amcor plc	68,750	796,813
United Parcel Service, Inc. — Class B	4,375	796,687
Emerson Electric Co.[1]	8,449	795,896
Stanley Black & Decker, Inc.	4,536	795,206
Fortive Corp.	11,228	792,360
Caterpillar, Inc.[1]	4,125	791,876
Rockwell Automation, Inc.	2,692	791,556
Fortune Brands Home & Security, Inc.[1]	8,836	790,115
Masco Corp.[1]	14,202	788,921
Eaton Corporation plc[1]	5,272	787,162

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Industrial - 13.0% (continued)
Martin Marietta Materials, Inc.[1]	2,288	$ 781,764
Deere & Co.[1]	2,329	780,378
Ingersoll Rand, Inc.*,1	15,451	778,885
Xylem, Inc.[1]	6,294	778,442
Carrier Global Corp.	14,985	775,624
Allegion plc[1]	5,850	773,253
Keysight Technologies, Inc.*	4,694	771,177
Otis Worldwide Corp.	9,339	768,413
Trane Technologies plc[1]	4,449	768,120
Johnson Controls International plc[1]	11,264	766,853
Packaging Corporation of America	5,570	765,541
Generac Holdings, Inc.*	1,873	765,439
Garmin Ltd.[1]	4,900	761,754
Dover Corp.[1]	4,872	757,596
Agilent Technologies, Inc.[1]	4,771	751,576
Trimble, Inc.*	9,007	740,826
A O Smith Corp.	12,061	736,565
Mettler-Toledo International, Inc.*	530	730,001
FedEx Corp.[1]	3,283	719,929
Waters Corp.*	2,012	718,887
Total Industrial		54,400,527
Technology - 11.5%
salesforce.com, Inc.*,1	3,288	891,771
Paycom Software, Inc.*	1,778	881,444
Ceridian HCM Holding, Inc.*	7,698	866,949
Paychex, Inc.	7,666	862,042
International Business Machines Corp.[1]	6,171	857,337
Texas Instruments, Inc.	4,435	852,451
Autodesk, Inc.*,1	2,973	847,810
Take-Two Interactive Software, Inc.*,1	5,493	846,307
Citrix Systems, Inc.[1]	7,861	844,036
Hewlett Packard Enterprise Co.[1]	59,093	842,075
Intel Corp.[1]	15,706	836,816
Leidos Holdings, Inc.[1]	8,696	835,947
Analog Devices, Inc.[1]	4,976	833,381
Seagate Technology Holdings plc[1]	10,076	831,472
Fidelity National Information Services, Inc.[1]	6,831	831,196
Monolithic Power Systems, Inc.	1,712	829,772
Broadridge Financial Solutions, Inc.	4,975	829,034
Fiserv, Inc.*,1	7,640	828,940
Electronic Arts, Inc.[1]	5,826	828,749
Advanced Micro Devices, Inc.*	8,038	827,110
DXC Technology Co.*,1	24,604	826,940
HP, Inc.[1]	30,201	826,299
Microchip Technology, Inc.	5,370	824,241
Xilinx, Inc.[1]	5,453	823,349
Western Digital Corp.*	14,587	823,290
Broadcom, Inc.[1]	1,697	822,926
Cognizant Technology Solutions Corp. — Class A1	11,089	822,915
Tyler Technologies, Inc.*	1,793	822,359
NetApp, Inc.	9,159	822,112
Activision Blizzard, Inc.[1]	10,618	821,727

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Technology - 11.5% (continued)
Oracle Corp.	9,429	$ 821,549
Jack Henry & Associates, Inc.[1]	5,002	820,628
Micron Technology, Inc.	11,505	816,625
ServiceNow, Inc.*	1,305	812,062
KLA Corp.[1]	2,412	806,838
PTC, Inc.*	6,732	806,426
Microsoft Corp.	2,859	806,009
Lam Research Corp.[1]	1,413	804,209
Intuit, Inc.[1]	1,490	803,870
Apple, Inc.[1]	5,676	803,154
Cerner Corp.[1]	11,358	800,966
Roper Technologies, Inc.	1,784	795,896
Applied Materials, Inc.[1]	6,179	795,423
Fortinet, Inc.*,1	2,723	795,225
Accenture plc — Class A1	2,473	791,162
MSCI, Inc. — Class A	1,299	790,234
Akamai Technologies, Inc.*,1	7,555	790,177
Qorvo, Inc.*	4,716	788,468
Skyworks Solutions, Inc.	4,768	785,671
NXP Semiconductor N.V.	3,986	780,738
NVIDIA Corp.	3,762	779,336
IPG Photonics Corp.*,1	4,902	776,477
ANSYS, Inc.*,1	2,263	770,438
Cadence Design Systems, Inc.*	5,067	767,346
QUALCOMM, Inc.	5,927	764,464
Teradyne, Inc.	6,990	763,098
Synopsys, Inc.*	2,543	761,400
Zebra Technologies Corp. — Class A*	1,456	750,451
Adobe, Inc.*	1,283	738,649
Total Technology		48,027,786
Communications - 6.5%
Expedia Group, Inc.*,1	5,816	953,242
Lumen Technologies, Inc.[1]	70,645	875,292
Booking Holdings, Inc.*,1	367	871,210
Netflix, Inc.*	1,412	861,800
DISH Network Corp. — Class A*,1	19,780	859,639
Interpublic Group of Companies, Inc.[1]	23,385	857,528
Omnicom Group, Inc.	11,799	854,956
ViacomCBS, Inc. — Class B	21,327	842,630
Verizon Communications, Inc.	15,593	842,178
AT&T, Inc.[1]	31,112	840,335
Juniper Networks, Inc.[1]	30,385	836,195
Twitter, Inc.*,1	13,736	829,517
Arista Networks, Inc.*,1	2,410	828,172
F5 Networks, Inc.*,1	4,166	828,118
T-Mobile US, Inc.*	6,464	825,841
eBay, Inc.[1]	11,654	811,934
Etsy, Inc.*	3,896	810,212
Motorola Solutions, Inc.	3,484	809,403
Match Group, Inc.*	5,144	807,557
Walt Disney Co.*,1	4,745	802,711
Amazon.com, Inc.*,1	244	801,550
Comcast Corp. — Class A1	14,260	797,562
Cisco Systems, Inc.[1]	14,607	795,059
Corning, Inc.[1]	21,777	794,643
NortonLifeLock, Inc.	31,021	784,831
VeriSign, Inc.*	3,823	783,753
Charter Communications, Inc. — Class A*,1	1,074	781,399

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Communications - 6.5% (continued)
CDW Corp.	4,271	$ 777,407
Facebook, Inc. — Class A*,1	2,233	757,858
News Corp. — Class A	29,604	696,582
Fox Corp. — Class A	16,446	659,649
Discovery, Inc. — Class C*,1	21,226	515,155
Alphabet, Inc. — Class A*,1	153	409,049
Alphabet, Inc. — Class C*,1	145	386,470
Discovery, Inc. — Class A*,1	11,915	302,403
Fox Corp. — Class B	7,644	283,745
News Corp. — Class B	9,216	214,088
Total Communications		27,389,673
Utilities - 5.3%
NiSource, Inc.	34,361	832,567
Public Service Enterprise Group, Inc.	13,608	828,727
Consolidated Edison, Inc.[1]	11,322	821,864
Pinnacle West Capital Corp.[1]	11,343	820,780
Exelon Corp.[1]	16,943	819,025
AES Corp.[1]	35,575	812,177
Sempra Energy	6,382	807,323
Edison International[1]	14,547	806,922
Atmos Energy Corp.	9,081	800,944
Duke Energy Corp.[1]	8,194	799,652
FirstEnergy Corp.[1]	22,436	799,170
Dominion Energy, Inc.	10,939	798,766
PPL Corp.	28,559	796,225
DTE Energy Co.[1]	7,120	795,375
NRG Energy, Inc.[1]	19,453	794,266
CMS Energy Corp.[1]	13,294	794,051
CenterPoint Energy, Inc.[1]	32,251	793,375
Alliant Energy Corp.[1]	14,148	792,005
Southern Co.	12,772	791,481
Evergy, Inc.	12,680	788,696
Ameren Corp.[1]	9,718	787,158
WEC Energy Group, Inc.	8,912	786,038
Eversource Energy[1]	9,573	782,688
NextEra Energy, Inc.	9,956	781,745
Xcel Energy, Inc.[1]	12,479	779,938
American Water Works Company, Inc.[1]	4,576	773,527
American Electric Power Company, Inc.[1]	9,519	772,752
Entergy Corp.[1]	7,561	750,883
Total Utilities		22,308,120
Energy - 5.0%
Devon Energy Corp.[1]	30,125	1,069,739
Diamondback Energy, Inc.	11,269	1,066,836
ConocoPhillips[1]	15,174	1,028,342
Marathon Oil Corp.[1]	75,033	1,025,701
EOG Resources, Inc.[1]	12,595	1,011,001
Cabot Oil & Gas Corp. — Class A1	46,159	1,004,420
Occidental Petroleum Corp.	33,852	1,001,342
Hess Corp.[1]	12,478	974,657
APA Corp.[1]	45,245	969,600
Valero Energy Corp.	13,336	941,122
Halliburton Co.[1]	43,299	936,125
Schlumberger N.V.	31,577	935,942
ONEOK, Inc.	16,110	934,219
Pioneer Natural Resources Co.	5,597	931,956
Exxon Mobil Corp.[1]	15,665	921,415
	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Energy - 5.0% (continued)
Marathon Petroleum Corp.[1]	14,869	$ 919,053
Williams Companies, Inc.	34,828	903,438
Chevron Corp.[1]	8,802	892,963
Phillips 66	12,739	892,112
Kinder Morgan, Inc.[1]	52,951	885,870
Baker Hughes Co.[1]	35,441	876,456
Enphase Energy, Inc.*	5,344	801,440
Total Energy		20,923,749
Basic Materials - 3.7%
CF Industries Holdings, Inc.[1]	18,528	1,034,233
Mosaic Co.[1]	26,608	950,438
LyondellBasell Industries N.V. — Class A1	9,105	854,504
Celanese Corp. — Class A1	5,519	831,382
DuPont de Nemours, Inc.	11,996	815,608
International Paper Co.[1]	14,492	810,393
Air Products and Chemicals, Inc.[1]	3,155	808,027
Dow, Inc.	13,998	805,725
Newmont Corp.[1]	14,838	805,703
Linde plc	2,724	799,167
PPG Industries, Inc.	5,526	790,273
FMC Corp.[1]	8,618	789,064
Sherwin-Williams Co.	2,813	786,881
Ecolab, Inc.[1]	3,744	781,073
Eastman Chemical Co.[1]	7,724	778,116
Freeport-McMoRan, Inc.	23,834	775,320
Albemarle Corp.[1]	3,506	767,709
International Flavors & Fragrances, Inc.[1]	5,730	766,216
Nucor Corp.	7,533	741,925
Total Basic Materials		15,491,757
Total Common Stocks
(Cost $352,844,605)		412,826,041
EXCHANGE-TRADED FUNDS† - 45.6%
Invesco QQQ Trust Series[1,2]	178,798	64,002,532
iShares Russell 2000 Index ETF[1,2]	291,581	63,783,344
SPDR S&P 500 ETF Trust[1,2]	148,107	63,558,638
Total Exchange-Traded Funds
(Cost $141,123,396)		191,344,514
MONEY MARKET FUND† - 2.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[3]	11,329,122	11,329,122
Total Money Market Fund
(Cost $11,329,122)		11,329,122
Total Investments - 146.8%
(Cost $505,297,123)		$ 615,499,677

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Contracts	Value
LISTED OPTIONS WRITTEN† - (1.1)%
Call Options on:
BNP Paribas S&P 500 Index Expiring October 2021 with strike price of $4,380 (Notional Value $127,072,430)*	295	$ (911,550)
BNP Paribas NASDAQ-100 Index Expiring October 2021 with strike price of $14,840 (Notional Value $127,799,694)*	87	(1,765,665)
BNP Paribas Russell 2000 Index Expiring October 2021 with strike price of $2,230 (Notional Value $127,633,139)*	579	(1,904,910)
Total Listed Options Written		(4,582,125)
(Premiums received $7,580,447)		$ (4,582,125)
Other Assets & Liabilities, net - (45.7)%		(191,598,016)
Total Net Assets - 100.0%		$ 419,319,536

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
1	All or a portion of these securities have been physically segregated in connection with borrowings. As of September 30, 2021, the total market value of segregated securities was $292,988,995.
2	Security represents cover for outstanding options written.
3	Rate indicated is the 7-day yield as of September 30, 2021.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 412,826,041	$ —	$ —	$ 412,826,041
Exchange-Traded Funds	191,344,514	—	—	191,344,514
Money Market Fund	11,329,122	—	—	11,329,122
Total Assets	$ 615,499,677	$ —	$ —	$ 615,499,677

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$ 4,582,125	$ —	$ —	$ 4,582,125

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Enhanced Equity Income Fund (the “Fund” or “GPM”) a Delaware statutory trust, is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income and current gains, with a secondary objective of long-term capital appreciation. The Fund seeks to achieve its investment objective by obtaining broadly diversified exposure to the equity markets and utilizing a covered call strategy which will follow a proprietary dynamic rules-based methodology. The Fund seeks to earn income and gains both from dividends paid by the securities owned by the Fund and cash premiums received from selling options.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities and/or other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Speculation: the use of an instrument to express macro-economic and other investment views.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. As of September 30, 2021, there were no options purchased outstanding.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 498,473,817	$ 133,206,755	$ (20,763,020)	$ 112,443,735

Note 5 – COVID-19

The outbreak of COVID-19 and the current recovery underway has caused disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.